CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,524,783)	$ (21,718,417)	$ (9,405,081)
Net income (loss) from discontinued operation		7,389,310	(282,027)
Loss from continuing operations	(9,524,783)	(29,107,727)	(9,123,054)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	208,670	260,883	185,083
Amortization of intangible assets		159,579	169,149
Impairment of goodwill			3,681
Impairment of intangible assets		1,075,997
Impairment of Property, plant and equipment		17,308	29,716
Impairment of inventory		12,600,000
Interest expenses related to convertible note		146,322	100,314
Share-based payments	966,210	3,659,080	4,043,550
Issuance of common stock to pay for goods		42,420,000
Provision for doubtful accounts	621,894	10,246,270	(1,060,782)
Loss on investment write-off	1,694,269
Changes in operating assets and liabilities:
Accounts receivable	15,114,858	(14,915,499)	4,762,503
Other receivables	(99,524)	(1,208,861)	385,779
Other receivables – related party	184,633
Inventories	(47,014,847)	(17,545,153)	116,115
Prepayments	2,405,756	41,367	(773,671)
Operating lease assets	(20,674)	22,102	276
Accounts payable	33,837,633	(6,260)	(21,891)
Other payables and accrued liabilities	753,082	(4,986,175)	92,607
Customer deposits	(44)	(16,609)	12,549
Taxes payable	(12,085)	(35,756)	(395,191)
Net cash used in operating activities - continued operation	(884,952)	(9,773,132)	(1,473,267)
Net cash generated from operating activities - discontinued operation		7,661,561	281,780
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment			(3,429)
Proceeds from disposal of equipment			9,760
Disposal of a subsidiary		(15,380)
Acquisition of subsidiaries, net of cash received			5
Net cash (used in) generated from investing activities – continued operation		(15,380)	6,336
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of new shares	70,000	2,998,397	88,592
Gross proceeds from issuance of convertible note			1,550,000
Repayment of convertible note		(449,999)
Proceeds from other payables - related party	601,856		905,171
(Repayment) from loan payables - related party	(61,000)	(102,464)
Change in restricted cash	(1,470)	(1,587)	(1,129)
Repayments of short-term loans - banks	(124,526)	(138,393)
Net cash generated from financing activities – continued operation	484,860	2,305,954	2,542,634
Net cash used in financing activities – discontinued operation		(52,322)	(11,960)
EFFECT OF EXCHANGE RATES ON CASH	5,217	210,505	(1,319,437)
NET CHANGES IN CASH AND CASH EQUIVALENTS	(394,875)	337,186	26,086
CASH AND CASH EQUIVALENTS, beginning of year	409,175	70,402	50,449
CASH AND CASH EQUIVALENTS, end of year	14,300	407,588	76,535
Less: cash and cash equivalents from the discontinued operations, end of year			(7,262)
CASH AND CASH EQUIVALENT, FROM THE CONTINUING OPERATIONS, end of year	14,300	407,588	69,273
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	14,300	407,588	76,535
Provision for doubtful trade receivables	(42,525)	(8,929,110)	(1,035,345)
Provision for doubtful other receivables	(579,369)	(1,207,145)	(22,869)
Reversal for doubtful prepayments		(110,014)	4,925
Allowance for inventory			(7,492)
(Reversal)/Provision for doubtful accounts	(621,894)	(10,246,269)	(1,060,781)
Cash paid for income tax		6,081	1,097,888
Cash paid for interest	206,625	222,057	133,882
SUPPLEMENTAL NON-CASH INVESTING INFORMATION:
Additional of operating lease, right-of-use asset	1,830,544	2,353,083	40,596
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Operating lease liabilities	$ 1,833,678	$ 235,470	$ 11,261